CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net loss	$ (3,447)	$ (1,241)	$ (668)
Other comprehensive loss
Foreign currency translation adjustments	(28)	(128)	(125)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gain (loss) on cash flow hedges arising during the period	8	8	(226)
Reclassification to earnings of realized losses (gains) on cash flow hedges	(46)	134	45
Total Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(66)	14	(306)
Change in unrealized gains (losses) on marketable securities:
Unrealized gains (losses) on marketable securities, net of tax expense (benefit)	(56)	(345)	581
Gains of marketable securities reclassified into earning, net of tax expenses	(135)	(1)	(1,624)
Total Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(191)	(346)	(1,043)
Other comprehensive loss, net of tax	(257)	(332)	(1,349)
Comprehensive loss	$ (3,704)	$ (1,573)	$ (2,017)